Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment
Property, plant and equipment

12Property, plant and equipment

				Office equipment,
			Machinery	furniture fixtures
		Leasehold	and	and motor	Right of use
	Buildings	improvements	equipment	vehicles	assets	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
At 31 December 2023
Opening net book amount	36,935	93,383	61,535	5,036	123,927	320,816
Additions	1,539	15,270	20,428	3,455	14,552	55,244
Disposal	—	—	(3,881)	(251)	(184)	(4,316)
Disposal of subsidiaries (Note 28)	—	(417)	(1,699)	(86)	—	(2,202)
Depreciation charges	(1,983)	(22,001)	(16,269)	(1,644)	(23,426)	(65,323)
Closing net book amount	36,491	86,235	60,114	6,510	114,869	304,219

Year ended 31 December 2023
At 31 December 2023
Cost	38,560	304,053	127,559	26,772	223,076	720,021
Accumulated depreciation and impairment	(2,069)	(217,818)	(67,445)	(20,262)	(108,207)	(415,802)
Net book amount	36,491	86,235	60,114	6,510	114,869	304,219

At 31 December 2024
Opening net book amount	36,491	86,235	60,114	6,510	114,869	304,219
Additions	—	7,516	7,388	1,769	16,103	32,776
Disposal	—	—	(2,898)	(231)	(2,294)	(5,423)
Depreciation charges	(1,983)	(16,395)	(10,277)	(1,593)	(35,089)	(65,337)
Closing net book amount	34,508	77,356	54,327	6,455	93,589	266,235

Year ended 31 December 2024
At 31 December 2024
Cost	38,560	311,569	126,340	25,746	233,280	735,495
Accumulated depreciation and impairment	(4,052)	(234,213)	(72,013)	(19,291)	(139,691)	(469,260)
Net book amount	34,508	77,356	54,327	6,455	93,589	266,235

As at 31 December 2023 and 2024, property, plant and equipment with net book value amounting to approximately RMB34,965,000 and RMB10,228,000 respectively, were pledged as security for the bank and other borrowings.